[Keyport Benefit Life Insurance Company letterhead]

May 1, 2001

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549
Re:	Certification pursuant to Rule 497(j)
Variable Account A ("Registrant")
Files No. 333-45727 and 811-08635

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended ("Rule 497"), in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the forms of prospectus and statement of additional information for the above-captioned Registrant, each dated May 1, 2001, that would have been filed under paragraph (c) of Rule 497, do not differ from those contained in the amendment to the Registration Statement on Form N-4 that relates to the prospectus and statement of additional information, being Post-Effective Amendment No. 22 and that Post-Effective Amendment No. 22 was filed electronically with the Securities and Exchange Commission via EDGAR on or about April 27, 2001.

Sincerely,

/s/Elizabeth B. Love

Elizabeth B. Love

Attorney

Keyport Benefit Life Insurance Company 125 High Street, Boston, MA 02110

(617) 526-1400